EMPLOYEES AND REMUNERATION (Details 3)		Apr. 30, 2018 Men Day	Apr. 30, 2017 Men Day	Apr. 30, 2016 Segment Men Day
Board members
Disclosure Of Employee Benefits [Line Items]
Number on closing day | Day	[1]	14	12	13
Number of men	[1]	14	12	13
CEO and other senior executives
Disclosure Of Employee Benefits [Line Items]
Number on closing day		3	3	4
Number of men		2	3	4

[1]	The comparative figure has been adjusted compared to 2016 Annual Report. The statement of gender distribution among Board members in the Group as per April 30, 2016 has been adjusted from 7 (of which 7 men) to 13 (of which 13 men). This adjustment has been made to show all Board seats as per April 30, 2016. In the event that the same person is present in the Boards of several companies included in the Group, the person is now counted as a member of the Board of each company, which was not the case in the previous year's annual report.